TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued expenses	¥ 1,454	¥ 1,044
Losses carry forwards	1,402	1,406
Accrued liability for customer reward related programs	370	177
Accrued staff related expenses	346	395
Others	394	476
Less: valuation allowance of deferred tax assets	(712)	(922)	¥ (1,513)	¥ (892)
Total deferred tax assets	3,254	2,576
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,363)	(3,350)
Withholding tax on undistributed earnings	(735)	(475)
Deferred tax liabilities, gross	(4,098)	(3,825)
Net deferred tax liabilities	¥ (844)	¥ (1,249)